EQ ADVISORS TRUSTSM – AXA STRATEGIC ALLOCATION SERIES PORTFOLIOS

SUPPLEMENT DATED JULY 31, 2012 TO THE PROSPECTUS DATED MAY 1, 2012

This Supplement updates certain information contained in the Prospectus dated May 1, 2012, of EQ Advisors Trust (“Trust”) regarding the AXA Strategic Allocation Series Portfolios. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain a copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information about (i) additional benchmark information for the AXA Ultra Conservative Strategy Portfolio, AXA Strategic Allocation Series Portfolios; and (ii) additional risks and related information associated with the additional benchmark information.

On June 7, 2012 the Board of Trustees of the Trust (“Board”) approved for each of the AXA Conservative Strategy Portfolio, the AXA Conservative Growth Strategy Portfolio, the AXA Balanced Strategy Portfolio, the AXA Moderate Growth Strategy Portfolio and the AXA Growth Strategy Portfolio (each, a “Portfolio” and together, the “Portfolios”) a change of one of its benchmark indexes from the Barclays U.S. Aggregate Bond Index to the Barclays Intermediate U.S. Government Bond Index. In addition, on that date, the Board approved for each Portfolio an additional benchmark created by the Portfolio’s manager, AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”), to show how each Portfolio’s performance compares with the return of a blended index that more closely reflects the returns of asset classes in which the respective Portfolio invests.

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Information Regarding

AXA Conservative Strategy Portfolio

The section of the Prospectus entitled “AXA Conservative Strategy Portfolio – Investments, Risks and Performance – Principal Investment Risks” hereby is revised to include the following additional risk:

Custom Benchmark Risk: Portions of a benchmark against which the Portfolio’s performance is measured, the Volatility Managed Index – International (“VMI-International”), the Volatility Managed Index-Mid Cap Core (“VMI-MMC”), the Volatility Managed Index-Large Cap Core (“VMI-LCC”) and the Volatility Managed Index-Small Cap Core (“VMI-SCC”), were created by the Manager to show how the Portfolio’s performance compares with the returns of a volatility managed index. There is no guarantee that the Portfolio will outperform these benchmarks.

The section of the Prospectus entitled “AXA Conservative Strategy Portfolio - Investments, Risks, and Performance – Risk/Return Bar Chart and Table - Average Annual Total Returns” hereby is deleted in its entirety and replaced with the following information:

Average Annual Total Returns
	One Year	Since Inception (April 30, 2009)
AXA Conservative Strategy Portfolio – Class IA Shares	1.37%	5.86%
AXA Conservative Strategy Portfolio – Class IB Shares	1.37%	5.86%
AXA Conservative Strategy Portfolio – Class K Shares	1.37%	5.86%
S&P 500 Index	5.45%	17.54%
Barclays Intermediate U.S. Government Bond Index (“BIG”)	5.01%	3.96%
66% BIG / 3% VMI-International / 3% VMI–MCC / 11% VMI–LCC / 3% VMI–SCC / 14% Bank of America Merrill Lynch 3-month Treasury Bill Index	2.87%	n/a
Barclays U.S. Aggregate Bond Index+	7.47%	6.99%

+ Effective June 30, 2012, the Portfolio changed one of its broad-based benchmarks from the Barclays U.S. Aggregate Bond Index to the Barclays Intermediate U.S. Government Bond Index. The Portfolio changed its benchmark because the investment manager believes the new benchmark represents a better comparison against which to measure the Portfolio’s performance. Performance information for the Portfolio shown above is as of June 30, 2012.

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Information Regarding

AXA Conservative Growth Strategy Portfolio

The section of the Prospectus entitled “AXA Conservative Growth Strategy Portfolio – Investments, Risks and Performance – Principal Investment Risks” hereby is revised to include the following additional risk:

Custom Benchmark Risk: Portions of a benchmark against which the Portfolio’s performance is measured, the Volatility Managed Index – International (“VMI-International”), the Volatility Managed Index-Mid Cap Core (“VMI-MMC”), the Volatility Managed Index-Large Cap Core (“VMI-LCC”) and the Volatility Managed Index-Small Cap Core (“VMI-SCC”), were created by the Manager to show how the Portfolio’s performance compares with the returns of a volatility managed index. There is no guarantee that the Portfolio will outperform these benchmarks.

The section of the Prospectus entitled “AXA Conservative Growth Strategy Portfolio - Investments, Risks, and Performance – Risk/Return Bar Chart and Table - Average Annual Total Returns” hereby is deleted in its entirety and replaced with the following information:

Average Annual Total Returns
	One Year	Since Inception (April 30, 2009)
AXA Conservative Growth Strategy Portfolio – Class IA Shares	-0.29%	7.83%
AXA Conservative Growth Strategy Portfolio – Class IB Shares	-0.29%	7.83%
AXA Conservative Growth Strategy Portfolio – Class K Shares	-0.29%	7.83%
S&P 500 Index	5.45%	17.54%
Barclays Intermediate U.S. Government Bond Index (“BIG”)	5.01%	3.96%
50% BIG / 7% VMI-International / 7% VMI–MCC / 19% VMI–LCC / 7% VMI–SCC / 10% Bank of America Merrill Lynch 3-month Treasury Bill Index	1.17%	n/a
Barclays U.S. Aggregate Bond Index+	7.47%	6.99%

+   Effective June 30, 2012, the Portfolio changed one of its broad-based benchmarks from the Barclays U.S. Aggregate Bond Index to the Barclays Intermediate U.S. Government Bond Index. The Portfolio changed its benchmark because the investment manager believes the new benchmark represents a better comparison against which to measure the Portfolio’s performance. Performance information for the Portfolio shown above is as of June 30, 2012.

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Information Regarding

AXA Balanced Strategy Portfolio

The section of the Prospectus entitled “AXA Balanced Strategy Portfolio – Investments, Risks and Performance – Principal Investment Risks” hereby is revised to include the following additional risk:

Custom Benchmark Risk: Portions of a benchmark against which the Portfolio’s performance is measured, the Volatility Managed Index – International (“VMI-International”), the Volatility Managed Index-Mid Cap Core (“VMI-MMC”), the Volatility Managed Index-Large Cap Core (“VMI-LCC”) and the Volatility Managed Index-Small Cap Core (“VMI-SCC”), were created by the Manager to show how the Portfolio’s performance compares with the returns of a volatility managed index. There is no guarantee that the Portfolio will outperform these benchmarks.

The section of the Prospectus entitled “AXA Balanced Strategy Portfolio - Investments, Risks, and Performance – Risk/Return Bar Chart and Table - Average Annual Total Returns” hereby is deleted in its entirety and replaced with the following information:

Average Annual Total Returns
	One Year	Since Inception (April 30, 2009)
AXA Balanced Strategy Portfolio – Class IA Shares	-1.02%	5.51%
AXA Balanced Strategy Portfolio – Class IB Shares	-1.11%	8.42%
AXA Balanced Strategy Portfolio – Class K Shares	-1.11%	8.42%
S&P 500 Index	5.45%	17.54%
Barclays Intermediate U.S. Government Bond Index (“BIG”)	5.01%	3.96%
42% BIG / 8% VMI-International / 8% VMI–MCC / 26% VMI–LCC / 8% VMI–SCC / 8% Bank of America Merrill Lynch 3-month Treasury Bill Index	0.60%	n/a
Barclays U.S. Aggregate Bond Index+	7.47%	6.99%

+   Effective June 30, 2012, the Portfolio changed one of its broad-based benchmarks from the Barclays U.S. Aggregate Bond Index to the Barclays Intermediate U.S. Government Bond Index. The Portfolio changed its benchmark because the investment manager believes the new benchmark represents a better comparison against which to measure the Portfolio’s performance. Performance information for the Portfolio shown above is as of June 30, 2012.

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Information Regarding

AXA Moderate Growth Strategy Portfolio

The section of the Prospectus entitled “AXA Moderate Growth Strategy Portfolio – Investments, Risks and Performance – Principal Investment Risks” hereby is revised to include the following additional risk:

Custom Benchmark Risk: Portions of a benchmark against which the Portfolio’s performance is measured, the Volatility Managed Index – International (“VMI-International”), the Volatility Managed Index-Mid Cap Core (“VMI-MMC”), the Volatility Managed Index-Large Cap Core (“VMI-LCC”) and the Volatility Managed Index-Small Cap Core (“VMI-SCC”), were created by the Manager to show how the Portfolio’s performance compares with the returns of a volatility managed index. There is no guarantee that the Portfolio will outperform these benchmarks.

The section of the Prospectus entitled “AXA Moderate Growth Strategy - Investments, Risks, and Performance – Risk/Return Bar Chart and Table - Average Annual Total Returns” hereby is deleted in its entirety and replaced with the following information:

Average Annual Total Returns
	One Year	Since Inception (April 30, 2009)
AXA Moderate Growth Strategy Portfolio – Class IA Shares	-1.85%	9.98%
AXA Moderate Growth Strategy Portfolio – Class IB Shares	-1.85%	9.98%
AXA Moderate Growth Strategy Portfolio – Class K Shares	-1.85%	9.98%
S&P 500 Index	5.45%	17.54%
Barclays Intermediate U.S. Government Bond Index (“BIG”)	5.01%	3.96%
33% BIG / 10% VMI-International / 10% VMI–MCC / 30% VMI–LCC / 10% VMI–SCC / 7% Bank of America Merrill Lynch 3-month Treasury Bill Index	-0.38%	n/a
Barclays U.S. Aggregate Bond Index+	7.47%	6.99%

+   Effective June 30, 2012, the Portfolio changed one of its broad-based benchmarks from the Barclays U.S. Aggregate Bond Index to the Barclays Intermediate U.S. Government Bond Index. The Portfolio changed its benchmark because the investment manager believes the new benchmark represents a better comparison against which to measure the Portfolio’s performance. Performance information for the Portfolio shown above is as of June 30, 2012.

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Information Regarding

AXA Growth Strategy Portfolio

The section of the Prospectus entitled “AXA Growth Strategy Portfolio – Investments, Risks and Performance – Principal Investment Risks” hereby is revised to include the following additional risk:

Custom Benchmark Risk: Portions of a benchmark against which the Portfolio’s performance is measured, the Volatility Managed Index – International (“VMI-International”), the Volatility Managed Index-Mid Cap Core (“VMI-MMC”), the Volatility Managed Index-Large Cap Core (“VMI-LCC”) and the Volatility Managed Index-Small Cap Core (“VMI-SCC”), were created by the Manager to show how the Portfolio’s performance compares with the returns of a volatility managed index. There is no guarantee that the Portfolio will outperform these benchmarks.

The section of the Prospectus entitled “AXA Growth Strategy Portfolio - Investments, Risks, and Performance – Risk/Return Bar Chart and Table - Average Annual Total Returns” hereby is deleted in its entirety and replaced with the following information:

Average Annual Total Returns
	One Year	Since Inception (April 30, 2009)
AXA Growth Strategy Portfolio – Class IA Shares	-2.64%	6.17%
AXA Growth Strategy Portfolio – Class IB Shares	-2.73%	10.23%
AXA Growth Strategy Portfolio – Class K Shares	-2.73%	10.23%
S&P 500 Index	5.45%	17.54%
Barclays Intermediate U.S. Government Bond Index (“BIG”)	5.01%	3.96%
25% BIG / 12% VMI-International / 12% VMI–MCC / 34% VMI–LCC / 12% VMI–SCC / 5% Bank of America Merrill Lynch 3-month Treasury Bill Index	-1.35%	n/a
Barclays U.S. Aggregate Bond Index+	7.47%	6.99%

+ Effective June 30, 2012, the Portfolio changed one of its broad-based benchmarks from the Barclays U.S. Aggregate Bond Index to the Barclays Intermediate U.S. Government Bond Index. The Portfolio changed its benchmark because the investment manager believes the new benchmark represents a better comparison against which to measure the Portfolio’s performance. Performance information for the Portfolio shown above is as of June 30, 2012.

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Information Regarding

AXA Conservative Strategy Portfolio, AXA Conservative Growth Strategy Portfolio, AXA Balanced Strategy Portfolio, AXA Moderate Growth Strategy Portfolio and AXA Growth Strategy Portfolio

The section of the Prospectus entitled “More Information on Strategies, Risks & Benchmarks-Risks” hereby is revised to include the following information regarding Custom Benchmark Risk.

Custom Benchmark Risk: Certain of the Portfolios’ benchmarks were created by the Manager to show how each Portfolio’s performance compares with the returns of a volatility managed index. There is no guarantee that the Portfolios will outperform these benchmarks.

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The section of the Prospectus entitled “More Information on Strategies, Risks & Benchmarks - Benchmarks” hereby is revised to include the following information regarding the following additional indexes.

Barclays Intermediate U.S. Government Bond Index (“BIG”) is an unmanaged, market value weighted index composed of consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years and issue amounts of at least $100 million outstanding.

Volatility Managed Index-International (“VMI-International). An index that applies a formula to the MSCI EAFE Index adjusting the equity exposure of the MSCI EAFE Index when certain volatility levels are reached.

Morgan Stanley Capital International (“MSCI”) EAFE® Index (Europe, Australasia, Far East): A free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index consists of the following 22 developed market country indices: Australia, Austria, Belgium, Israel, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

Volatility Managed Index–Large Cap Core (“VMI-LCC”). An index that applies a formula to the S&P 500 Index adjusting the equity exposure of the S&P 500 Index when certain volatility levels are reached.

Volatility Managed Index–Mid Cap Core (“VMI-MCC”). An index that applies a formula to the S&P 400 Index adjusting the equity exposure of the S&P 400 Index when certain volatility levels are reached.

Standard & Poor’s MidCap 400 Index (“S&P 400 Index”). An unmanaged weighted index of 400 domestic stocks chosen for market size (market capitalization range of $750 million to $3.3 billion), liquidity, and industry group representation. The index returns reflect the reinvestment of dividends.

Volatility Managed Index–Small Cap Core (“VMI-SCC”). An index that applies a formula to the Russell 2000® Index adjusting the equity exposure of the Russell 2000® Index when certain volatility levels are reached.

Russell 2000® Index. An unmanaged index which tracks the performance of approximately 2000 of the smallest companies in the Russell 3000® Index (“Russell 3000”) which represents approximately 10% of the total market capitalization of the Russell 3000, which in turn measures the performance of the 3,000 largest U.S. companies based on total market capitalization (representing approximately 98% of the investable U.S. equity market.

66% BIG / 3% VMI-International / 3% VMI–MCC / 11% VMI–LCC / 3% VMI–SCC / 14% Bank of America Merrill Lynch 3-month Treasury Bill Index. A hypothetical combination of unmanaged indexes. The composite index combines the total return of the BIG at a weighting of 66%, the VMI-International at a weighting of 3%, the VMI-MCC at a weighting of 3%, the VMI-LCC at a weighting of 11%, the VMI-SCC at a weighting of 3%, the Bank of America Merrill Lynch 3-month Treasury Bill Index at a weighting of 14%.

50% BIG / 7% VMI-International / 7% VMI–MCC / 19% VMI–LCC / 7% VMI–SCC / 10% Bank of America Merrill Lynch 3-month Treasury Bill Index. A hypothetical combination of unmanaged indexes. The composite index combines the total return of the BIG at a weighting of 50%, the VMI-International at a weighting of 7%, the VMI-MCC at a weighting of 7%, the VMI-LCC at a weighting of 19%, the VMI-SCC at a weighting of 7%, the Bank of America Merrill Lynch 3-month Treasury Bill Index at a weighting of 10%.

42% BIG / 8% VMI-International / 8% VMI–MCC / 26% VMI–LCC / 8% VMI–SCC / 8% Bank of America Merrill Lynch 3-month Treasury Bill Index. A hypothetical combination of unmanaged indexes. The composite index combines the total return of the BIG at a weighting of 42%, the VMI-International at a weighting of 8%, the VMI-MCC at a weighting of 8%, the VMI-LCC at a weighting of 26%, the VMI-SCC at a weighting of 8%, the Bank of America Merrill Lynch 3-month Treasury Bill Index at a weighting of 8%.

33% BIG / 10% VMI-International / 10% VMI–MCC / 30% VMI–LCC / 10% VMI–SCC / 7% Bank of America Merrill Lynch 3-month Treasury Bill Index. A hypothetical combination of unmanaged indexes. The composite index combines the total return of the BIG at a weighting of 33%, the VMI-International at a weighting of 10%, the VMI-MCC at a weighting of 10%, the VMI-LCC at a weighting of 30%, the VMI-SCC at a weighting of 10%, the Bank of America Merrill Lynch 3-month Treasury Bill Index at a weighting of 7%.

25% BIG / 12% VMI-International / 12% VMI–MCC / 34% VMI–LCC / 12% VMI–SCC / 5% Bank of America Merrill Lynch 3-month Treasury Bill Index. A hypothetical combination of unmanaged indexes. The composite index combines the total return of the BIG at a weighting of 25%, the VMI-International at a weighting of 12%, the VMI-MCC at a weighting of 12%, the VMI-LCC at a weighting of 34%, the VMI-SCC at a weighting of 12%, the Bank of America Merrill Lynch 3-month Treasury Bill Index at a weighting of 5%.